Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net assets disposed of
Goodwill	kr 38,204	kr 34,945
Divestments 2019-2021 [member]
Disclosure Of Divestitures [Line Items]
Proceeds	273	4	kr 1,569
Cash and cash equivalents	273	4	360
Shares in associated companies	0	0	(1,209)
Net assets disposed of
Property, plant and equipment	26	1	171
Right-of-use assets	7	1	20
Investments in associates	0	0	5
Intangible assets	0	48	820
Goodwill	48	4	0
Other assets	51	83	96
Provisions, incl. post-employment beneﬁts	(30)	(1)	244
Other liabilities	36	6	(774)
Total net assets	42	142	582
Net gains/losses from divestments	231	(138)	987
Cash ﬂow effect	kr 273	kr 4	kr 360